DISCONTINUED OPERATIONS (Tables)	6 Months Ended	12 Months Ended
	Dec. 25, 2021	Jun. 26, 2021
Schedule of net operating loss of discontinued operation

	Three Months Ended		Six Months Ended
	December 25,	December 26,	December 25,	December 26,
	2021	2020	2021	2020
Revenue	$4,458	$2,926	$8,729	$5,043
Cost of Goods Sold	3,427	1,260	5,669	2,680

Gross Profit	1,031	1,666	3,060	2,363

Expenses:
General and Administrative	2,318	2,479	4,095	4,898
Sales and Marketing	6	6	13	12
Depreciation and Amortization	(65)	865	(49)	1,511
Other Income	-	-	(245)	-

Total Expenses	2,259	3,350	3,814	6,421

Loss from Operations	(1,228)	(1,684)	(754)	(4,058)

Other Expense:
Interest Expense	3,172	2,586	5,994	4,944
Amortization of Debt Discount and Loan Origination Fees	2,406	2,120	4,450	3,636

Total Other Expense	5,578	4,706	10,444	8,580

Loss from Discontinued Operations Before Provision for Income Taxes	(6,806)	(6,390)	(11,198)	(12,638)
Provision for Income Tax Benefit (Expense)	1,314	-	(741)	-

Net Loss from Discontinued Operations	$(5,492)	$(6,390)	$(11,939)	$(12,638)

Schedule of assets included in discontinued operation

	December 25,	June 26,
	2021	2021
Carrying Amounts of the Assets Included in Discontinued Operations:
Cash and Cash Equivalents	$1,328	$902
Restricted Cash	5	5
Accounts Receivable and Prepaid Expenses	193	234
Inventory	4,069	4,899
Property and Equipment, Net	12,712	12,683
Operating Lease Right-of-Use Assets	18,394	19,136
Intangible Assets, Net	10,583	10,583
Other Assets	457	457

TOTAL ASSETS OF THE DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE	$47,741	$48,899

Carrying Amounts of the Liabilities Included in Discontinued Operations:
Accounts Payable and Accrued Liabilities	$2,251	$3,082
Income Taxes Payable	3,117	1,536
Other Current Liabilities	-	125
Current Portion of Operating Lease Liabilities	2,892	2,326
Current Portion of Finance Lease Liabilities	1	1
Operating Lease Liabilities, Net of Current Portion	19,431	20,272
Finance Lease Liabilities, Net of Current Portion	350	349
Deferred Tax Liabilities	5,842	5,458

TOTAL LIABILITIES OF THE DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE	$33,884	$33,149

Medmen Enterprises Inc. [Member]
Schedule of net operating loss of discontinued operation

	2021	2020

Revenue	$13,536,521	$17,441,970
Cost of Goods Sold	7,513,731	11,456,357

Gross Profit	6,022,790	5,985,613

Expenses:
General and Administrative	9,428,277	14,438,438
Sales and Marketing	24,472	55,182
Depreciation and Amortization	1,811,038	3,816,563
Impairment Expense	960,692	39,506,708
(Gain) Loss on Disposal of Assets and Other Expense (Income)	(11,885,805)	7,469,037

Total Expenses	338,674	65,285,928

Income (Loss) from Operations	5,684,116	(59,300,315)

Other Expense:
Interest Expense	10,377,218	6,183,834
Interest Income	(1,545)	-
Amortization of Debt Discount and Loan Origination Fees	5,895,011	4,362,226

Total Other Expense	16,270,684	10,546,060

Loss from Discontinued Operations Before Provision for Income Taxes	(10,586,568)	(69,846,375)
Provision for Income Tax Expense	(1,565,760)	(104,302)

Net Loss from Discontinued Operations	$(12,152,328)	$(69,950,677)

Schedule of assets included in discontinued operation

	2021	2020

Carrying Amounts of the Assets Included in Discontinued Operations:

Cash and Cash Equivalents	$901,886	$1,018,158
Restricted Cash	5,280	8,844
Accounts Receivable and Prepaid Expenses	233,860	106,808
Inventory	4,899,281	5,285,844
Other Current Assets	-	18,444

TOTAL CURRENT ASSETS (1)		6,438,098

Property and Equipment, Net	12,682,787	12,772,572
Operating Lease Right-of-Use Assets	19,136,500	21,218,027
Intangible Assets, Net	10,582,559	15,307,700
Goodwill	-	959,692
Other Assets	456,945	1,595,799

TOTAL NON-CURRENT ASSETS (1)		51,853,790

TOTAL ASSETS OF THE DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE	$48,899,098	$58,291,888

Carrying Amounts of the Liabilities Included in Discontinued Operations:
Accounts Payable and Accrued Liabilities	$3,082,031	$4,463,431
Income Taxes Payable	1,535,627	-
Other Current Liabilities	124,663	11,860
Current Portion of Operating Lease Liabilities	2,326,002	1,629,282
Current Portion of Finance Lease Liabilities	825	-

TOTAL CURRENT LIABILITIES (1)		6,104,573

Operating Lease Liabilities, Net of Current Portion	349,244	20,359,826
Finance Lease Liabilities, Net of Current Portion	20,272,057	-
Deferred Tax Liabilities	5,457,753	13,338,464

TOTAL NON-CURRENT LIABILITIES (1)		33,698,290

TOTAL LIABILITIES OF THE DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE	$33,148,202	$39,802,863